Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2023
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

8.         Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2023	2022
Accrued audit fees	122	77
Other accruals	1,393	5,552
Insurance deductibles	131	104
Other payables	117	81
Total	1,763	5,814

Other payables are non-interest bearing.